Investment in equity investees - Summary of investment in equity investees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance at Beginning	¥ 1,907,171	¥ 1,184,196	¥ 1,447,472
Additions	219,762	773,863	138,209
Share of loss and other comprehensive income of equity investees	(57,725)	(57,923)	(50,643)
Less: disposals and transfers		(8,859)	(141,135)
Less: impairment losses	(167,643)	(34,629)	(165,197)
Transfer of the further share of loss of equity investee		20,465
Foreign currency translation adjustments	11,238	30,058	(44,510)
Balance at Ending	1,912,803	1,907,171	1,184,196
Investments Without Readily Determinable Fair Value [Member]
Balance at Beginning	1,160,041	1,092,080	1,260,776
Additions	171,762	60,336	34,737
Share of loss and other comprehensive income of equity investees	0	0	0
Less: disposals and transfers		(6,000)	(14,623)
Less: impairment losses	(151,257)	(17,040)	(143,974)
Transfer of the further share of loss of equity investee		0
Foreign currency translation adjustments	10,029	30,665	(44,836)
Balance at Ending	1,190,575	1,160,041	1,092,080
Equity Method Investments [Member]
Balance at Beginning	747,130	92,116	186,696
Additions	48,000	713,527	103,472
Share of loss and other comprehensive income of equity investees	(57,725)	(57,923)	(50,643)
Less: disposals and transfers		(2,859)	(126,512)
Less: impairment losses	(16,386)	(17,589)	(21,223)
Transfer of the further share of loss of equity investee		20,465
Foreign currency translation adjustments	1,209	(607)	326
Balance at Ending	¥ 722,228	¥ 747,130	¥ 92,116